INVENTORIES (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Components, spare parts	€ 13,814	€ 8,973
Work-in-progress	1,019	512
Finished goods - own manufactured products	2,783	2,115
Finished goods - distribution products	2,933	4,775
Total gross inventories	20,549	16,375
Less: allowance for slow-moving inventory and net realizable value	(2,054)	(1,263)
Total	18,495	15,112
Provision for slow moving inventory:
Inventory write-down	809	354	€ 93
Inventory write-down, amounts that were fully accrued		€ 301
Boston Scientific contract
Provision for slow moving inventory:
Inventory write-down	€ 570